UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION

		Washington, D.C.  20549

		FORM 13F COVER PAGE

Report for the Calendar Quarter End:  December 31, 2000


Check here if Amendment			[    ]; Amendment Number:

This Amendment (Check only one.):	[    ] is a restatement.

					[    ] adds new holdings entries

Institutional Investment Manager Filing This Report


Name:   Congress Asset Management
Address:  77 Summer Street
              Boston, MA  02110

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:  Suzanne Gonzales
Title:     Operations Manager
Phone:  617-542-7888
Signature:____________________Date:____________________

Suzanne Gonzales   Boston, MA      May 14, 1999


Report Type (Check only one.):
[X]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ] 	13F COMBINATION REPORT

List of other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:		112

Form 13F Information Table Value Total:		1280499


List of Other Included Managers:


                                                  Congress Asset Management Company
                                                              FORM 13F
                                                         December 31, 2000

                                                                                                              Voting Authority
                                                     FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A F L A C Inc                  COM              001055102    30335   420224 SH       SOLE                   216375            192184
Abbott Laboratories            COM              002824100     2987    61663 SH       SOLE                     1605             60058
Agilent Technologies Inc.      COM              00846u101      273     4992 SH       SOLE                      266              4691
Alcoa                          COM              013817101    35910  1071931 SH       SOLE                   573234            478020
Allegheny Energy Inc Com       COM              017361106      428     8875 SH       SOLE                      600              8275
Alltel Corp                    COM              020039103      203     3244 SH       SOLE                     1804              1440
Ameren Corp Com                COM              023608102      330     7123 SH       SOLE                                       7123
American Electric Power        COM              025537101      470    10100 SH       SOLE                                       8400
American Express Co            COM              025816109    37364   680110 SH       SOLE                   349567            317108
American Home Prods Corp       COM              026609107     1178    18530 SH       SOLE                     1612             15968
American Intl Group Inc        COM              026874107    48059   487598 SH       SOLE                   237856            241304
Amgen Inc Com                  COM              031162100    29334   458794 SH       SOLE                   241010            206904
Anadarko Petroleum Corp        COM              032511107    28486   400757 SH       SOLE                   222900            168170
Apollo Group Inc Cl A          COM              037604105      179     3630 SH       SOLE                     1125              2505
Applera Corp-Applied Biosystem COM              038020103      883     9385 SH       SOLE                     1100              8250
Automatic Data Processing      COM              053015103    46285   731055 SH       SOLE                   366585            350915
Avery Dennison Corp            COM              053611109      220     4000 SH       SOLE                                       4000
BP Amoco Plc                   COM              055622104     1618    33805 SH       SOLE                     3612             28899
Banco de Santander             COM              05964H105      227    21480 SH       SOLE                                      21480
Bank New York Inc              COM              064057102    34800   630580 SH       SOLE                   331025            285465
Bank of America Corp           COM              060505104      247     5394 SH       SOLE                     3256              2138
Bed Bath & Beyond Inc Com      COM              075896100      166     7440 SH       SOLE                     1500              5770
Bellsouth Corp                 COM              079860102      777    18990 SH       SOLE                     2428             14802
Bristol-Myers Squibb Co        COM              110122108     8616   116531 SH       SOLE                    29306             79370
Charles Schwab & Co            COM              808513105      575    20250 SH       SOLE                                      20250
Chase Manhattan Corp           COM              16161A108      389     8535 SH       SOLE                      720              7191
Cisco Sys Inc                  COM              17275R102    28233   738125 SH       SOLE                   317243            407179
Citigroup                      COM              172967101    29932   586177 SH       SOLE                   323009            248752
Coca Cola Co                   COM              191216100      738    12113 SH       SOLE                     1070              9243
Colgate Palmolive Co Com       COM              194162103      339     5256 SH       SOLE                      404              4852
Conoco Inc. CL A               COM              208251306      241     8800 SH       SOLE                      400              8400
Conoco Inc. CL B               COM              208251405      278    10017 SH       SOLE                                      10017
Core Laboratories N V          COM              N22717107      182     6650 SH       SOLE                     1400              5250
Corning Inc                    COM              219350105    11748   222445 SH       SOLE                   126300             89910
Dover Corp                     COM              260003108      284     7000 SH       SOLE                     4000              3000
Du Pont E I De Nemours Co      COM              263534109      537    11120 SH       SOLE                      922              9292
Duke Energy                    COM              264399106    29345   344224 SH       SOLE                   186130            148849
E M C Corp Mass Com            COM              268648102    35241   529938 SH       SOLE                   260760            259578
Emerson Electric Co            COM              291011104     1707    21660 SH       SOLE                     1800             19860
Emulex Corp                    COM              292475209      145     1820 SH       SOLE                      400              1420
Enron Corp                     COM              293561106      397     4780 SH       SOLE                                       4660
Exelon Corp                    COM              30161n101      562     8000 SH       SOLE                                       8000
Exxon Mobil Corp               COM              30231G102    36385   418523 SH       SOLE                   207035            201830
First Data Corp                COM              319963104      411     7800 SH       SOLE                                       7800
General Electric Co            COM              369604103    44721   932907 SH       SOLE                   404293            510148
Gillette Co                    COM              375766102      309     8566 SH       SOLE                     1950              6616
Heinz H J Co                   COM              423074103      369     7788 SH       SOLE                      450              7338
Hewlett Packard Co             COM              428236103      948    30032 SH       SOLE                     1600             27832
Home Depot Inc                 COM              437076102    30608   669947 SH       SOLE                   332013            322377
Honeywell International Inc    COM              438516106      543    11472 SH       SOLE                     1050              7710
Illinois Tool Works            COM              452308109    28675   481430 SH       SOLE                   258620            211555
Ingersoll Rand Co              COM              456866102      241     5750 SH       SOLE                     1350              4400
Intel Corp                     COM              458140100    27961   930106 SH       SOLE                   411226            504924
International Business Machine COM              459200101    31562   371323 SH       SOLE                   181336            183559
JLG Industries Inc             COM              466210101       87     8175 SH       SOLE                     2300              5875
Johnson & Johnson              COM              478160104    40853   388841 SH       SOLE                   188451            192139
Kimberly Clark Corp            COM              494368103    20762   293707 SH       SOLE                   167545            116590
Lilly Eli & Co                 COM              532457108     4082    43860 SH       SOLE                    30320             10000
Lucent Technologies            COM              549463107      155    11488 SH       SOLE                     2336              7190
Marsh & McLennan Cos Com       COM              571748102    29253   250029 SH       SOLE                   135990            108059
McDonalds Corp                 COM              580135101      467    13726 SH       SOLE                     6441              7285
McGraw Hill Inc                COM              580645109    30057   512707 SH       SOLE                   279467            221505
Medtronic Inc                  COM              585055106    48035   795619 SH       SOLE                   384720            397049
Merck & Co Inc                 COM              589331107    39065   417250 SH       SOLE                   205183            204572
Microsoft Corp                 COM              594918104    18047   416061 SH       SOLE                   201085            206656
Minnesota Mining & Manufacturi COM              604059105    32597   270517 SH       SOLE                   147345            116882
Morgan S D Witter Disc Com New COM              617446448     2841    35848 SH       SOLE                     2095             33653
Motorola Inc                   COM              620076109      453    22376 SH       SOLE                    15256              7120
Nortel Networks Corp           COM              656568102    16412   511873 SH       SOLE                   289138            211185
Northern Trust Corp            COM              665859104      449     5500 SH       SOLE                      100              5400
Omnicom Group Inc Com          COM              681919106    23249   280528 SH       SOLE                   157395            117228
Oracle Systems Corp            COM              68389X105    21925   754399 SH       SOLE                   418745            315210
Patterson Dental Co Com        COM              703412106      138     4070 SH       SOLE                      900              3170
Pepsico Inc                    COM              713448108     4195    84645 SH       SOLE                    21682             56478
Pfizer Inc                     COM              717081103    40231   874595 SH       SOLE                   442350            412715
Procter & Gamble Co            COM              742718109     1844    23508 SH       SOLE                     3248             20260
Progress Energy Inc.           COM              743263105      288     6247 SH       SOLE                                       5547
Public Svc Enterprise Com      COM              744573106      431     8861 SH       SOLE                                       8600
Qlogic Corp                    COM              747277101      180     2335 SH       SOLE                      400              1915
Reliant Energy Inc.            COM              75952J108      201     4636 SH       SOLE                                       4636
Royal Dutch Pete Co NY Reg Gld COM              780257804      227     3750 SH       SOLE                                       3750
SBC Communications Inc         COM              78387G103     3015    63148 SH       SOLE                    12237             45045
SEI Investment Co              COM              784117103      337     3011 SH       SOLE                     3011
Schering Plough Corp           COM              806605101     1128    19870 SH       SOLE                     5529             14341
Schlumberger Ltd               COM              806857108    36088   451447 SH       SOLE                   242360            200332
Solectron Com                  COM              834182107    11508   339465 SH       SOLE                   197840            135345
Southern Co                    COM              842587107      732    22000 SH       SOLE                                      16500
Sprint Corp                    COM              852061100      397    19532 SH       SOLE                     1540             17992
Sprint Corp PCS                COM              852061506      266    12994 SH       SOLE                                      12994
Sun Microsystems Inc           COM              866810104    26518   951327 SH       SOLE                   408235            522902
Sysco Corp                     COM              871829107    42165  1405485 SH       SOLE                   725710            655855
Texas Instruments Inc          COM              882508104    23564   497386 SH       SOLE                   262210            224831
Texas Utils Co                 COM              882848104      222     5000 SH       SOLE                                       5000
Time Warner Inc Com            COM              887315109      220     4212 SH       SOLE                     1142              2735
Transocean Offshore Com        COM              893817106      460     9994 SH       SOLE                      850              9144
United Parcel Service          COM              911312106    30102   512376 SH       SOLE                   277726            223830
Verizon Communications         COM              92343v104     3097    61788 SH       SOLE                    30376             27704
Vodafone Group Plc             COM              92857w100      461    12875 SH       SOLE                      450             12425
Vulcan Materials Co            COM              929160109      223     4650 SH       SOLE                                       4650
Wachovia Corp                  COM              929771103      279     4800 SH       SOLE                     1050              3750
Wal Mart Stores Inc            COM              931142103    38196   718979 SH       SOLE                   373008            332236
Walgreen Co                    COM              931422109    52904  1265273 SH       SOLE                   624661            619712
Wells Fargo Company            COM              949746101      766    13748 SH       SOLE                     6000              7608
Williams Companies             COM              969457100      591    14807 SH       SOLE                     3307             11500
Wilmington Trust Corp Com      COM              971807102      372     6000 SH       SOLE                                       6000
Telefonica De Espana SA ADR                                    328     6554 SH       SOLE                                       6554